ASSETS HELD FOR SALE (Details) CAD in Millions, $ in Millions	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Jul. 01, 2016
Assets Held for Sale
Accounts receivable	CAD 18	$ 13
Inventories	75	56
Other current assets	121	90
Plant, property and equipment	2,993	2,229
Intangible and other assets	440	328
Foreign currency translation gains	70	0
Total assets held for sale	3,717	2,716
Liabilities Related to Assets Held for Sale
Accounts payable and other	43	32
Other long-term liabilities	43	32
Total Liabilities Related to Assets Held for Sale (included in Accounts payable and other, Note 13)	CAD 86	$ 64
Exchange rate	1.34	1.34	1.30
U.S. Natural Gas Pipelines | Gas Plant
Assets Held for Sale
Plant, property and equipment	CAD 17	$ 13